UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Round Table Services, LLC
Address: 319 Lenox Avenue
         Westfield, NJ  07090

13F File Number:  028-12173

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard Freeman
Title:     Chief Compliance Officer
Phone:     908-789-7310

Signature, Place, and Date of Signing:

  /s/ Richard Freeman     Westfield, NJ     May 02, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    40

Form 13F Information Table Value Total:    $54,736 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE PLC IRELAND          SHS CLASS A      G1151C101      243     4438 SH       SOLE                        0        0     4438
APPLE INC                      COM              037833100     1669     4790 SH       SOLE                        0        0     4790
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702      284     3400 SH       SOLE                        0        0     3400
BOARDWALK PIPELINE PARTNERS    UT LTD PARTNER   096627104      332    10186 SH       SOLE                        0        0    10186
CIGNA CORP                     COM              125509109      226     5106 SH       SOLE                        0        0     5106
CISCO SYS INC                  COM              17275R102      444    25915 SH       SOLE                        0        0    25915
CITIGROUP INC                  COM              172967101       50    11451 SH       SOLE                        0        0    11451
DUKE REALTY CORP               COM NEW          264411505      589    42061 SH       SOLE                        0        0    42061
ENERGY INCOME & GROWTH FD      COM              292697109      279     9618 SH       SOLE                        0        0     9618
ENTERPRISE PRODS PARTNERS L    COM              293792107      303     7040 SH       SOLE                        0        0     7040
EXXON MOBIL CORP               COM              30231G102      335     3984 SH       SOLE                        0        0     3984
GREAT LAKES DREDGE & DOCK CO   COM              390607109       76    10000 SH       SOLE                        0        0    10000
ISHARES TR                     S&P 100 IDX FD   464287101     2650    44652 SH       SOLE                        0        0    44652
ISHARES TR                     DJ SEL DIV INX   464287168     2002    38404 SH       SOLE                        0        0    38404
ISHARES TR                     BARCLYS TIPS BD  464287176     1307    11979 SH       SOLE                        0        0    11979
ISHARES TR                     BARCLY USAGG B   464287226      514     4896 SH       SOLE                        0        0     4896
ISHARES TR                     MSCI EMERG MKT   464287234     2492    51208 SH       SOLE                        0        0    51208
ISHARES TR                     IBOXX INV CPBD   464287242      319     2955 SH       SOLE                        0        0     2955
ISHARES TR                     S&P LTN AM 40    464287390      301     5605 SH       SOLE                        0        0     5605
ISHARES TR                     MSCI EAFE INDEX  464287465     1503    25032 SH       SOLE                        0        0    25032
ISHARES TR                     RUSSELL MIDCAP   464287499     3015    27666 SH       SOLE                        0        0    27666
ISHARES TR                     RUSSELL1000VAL   464287598     4355    63426 SH       SOLE                        0        0    63426
ISHARES TR                     RUSSELL1000GRW   464287614      821    13590 SH       SOLE                        0        0    13590
ISHARES TR                     RUSSELL 1000     464287622    11484   155480 SH       SOLE                        0        0   155480
ISHARES TR                     RUSSELL 2000     464287655     1497    17790 SH       SOLE                        0        0    17790
ISHARES TR                     RUSSELL 3000     464287689      295     3724 SH       SOLE                        0        0     3724
ISHARES TR                     S&P SMLCAP 600   464287804     2363    32127 SH       SOLE                        0        0    32127
ISHARES TR                     MSCI ACJPN IDX   464288182     1348    21406 SH       SOLE                        0        0    21406
ISHARES TR                     MSCI ACWI EX     464288240     3304    72720 SH       SOLE                        0        0    72720
JOHNSON & JOHNSON              COM              478160104      258     4358 SH       SOLE                        0        0     4358
JPMORGAN CHASE & CO            COM              46625h100      358     7771 SH       SOLE                        0        0     7771
NGP CAP RES CO                 COM              62912R107      119    12400 SH       SOLE                        0        0    12400
POWERSHS DB MULTI SECT COMM    DB BASE METALS   73936B705      249    10200 SH       SOLE                        0        0    10200
SPDR GOLD TRUST                GOLD SHS         78463v107      481     3440 SH       SOLE                        0        0     3440
SUNOCO LOGISTICS PRTNRS L P    COM UNITS        86764L108      562     6485 SH       SOLE                        0        0     6485
VANGUARD INTL EQUITY INDEX F   FTSE SMCAP ETF   922042718      589     5780 SH       SOLE                        0        0     5780
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775     6032   122307 SH       SOLE                        0        0   122307
VANGUARD SPECIALIZED PORTFOL   DIV APP ETF      921908844      444     8000 SH       SOLE                        0        0     8000
VANGUARD WORLD FDS             CONSUM STP ETF   92204A207      554     7330 SH       SOLE                        0        0     7330
VANGUARD WORLD FDS             INF TECH ETF     92204A702      690    10755 SH       SOLE                        0        0    10755